LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES
20.	LEASES

The Group’s operating leases are principally for office space and facilities. At December 31, 2023, The Group’s operating leases had a weighted average discount rate of 4.75% and a weighted-average remaining term of 2.2 years.

The components of lease expense were as follows:

	Year ended December 31,
	2022	2023
	RMB	RMB
Lease cost
Operating lease expense	11,506	7,392
Short-term lease expense (i)	312	26
Total lease cost	11,818	7,418
(i)	Includes leases with a term of one year or less.
20.	LEASES (Continued)

Supplemental cash flow information for leases was as follows:

	Year ended December 31,
	2022	2023
	RMB	RMB
Operating cash flows relating to operating leases	7,818	7,376
Lease liabilities arising from obtaining right-of-use assets	6,080	1,629

As of December 31, 2023, the aggregate future minimum rental payments under non-cancelable agreement were as follows:

Rental
RMB
2024	3,738
2025	1,942
2026 and after	999
Total future minimum rental payment	6,679
Less amount representing imputed interest	(1,556)
Present value of future minimum rental payments	5,123
Less current portion, recorded in other current liabilities	(2,410)
Long-term lease liabilities, recorded in other long-term liabilities	2,713